Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 370	$ 14,522
Payments on borrowings	(8,369)	(4,328)
Amortized cost	110,940		$ 119,372
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	95,478	97,564
Proceeds from borrowings	99	10,915
Payments on borrowings	(6,217)	0
Capitalization / (payment) of lease liabilities	423	290
Amortized cost	32	36
Unrealized foreign exchange effects	(734)	(680)
Current portion of long-term debt	(316)	(2,076)
Other movements	579	(15)
Balance ending	89,344	106,034
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	3,081	5,410
Proceeds from borrowings	271	3,607
Payments on borrowings	(2,152)	(4,328)
Capitalization / (payment) of lease liabilities	(262)	(129)
Amortized cost	4	4
Unrealized foreign exchange effects	(7)	(147)
Current portion of long-term debt	316	2,076
Other movements	(3)	(9)
Balance ending	$ 1,248	$ 6,484